Trade payables	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
Trade payables	22. Trade payables

	As of December 31,
In thousands of USD	2022	2021	2020
in CHF	969	2,623	433
in USD	408	1,728	749
in EUR	416	3,981	8,260
in CAD	—	4	10
in GBP	10	259	38
Total	1,803	8,595	9,490